COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) Options	Dec. 31, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Number of renewal lease | Options	1
Damages sought value | $	$ 4,900	$ 4,900